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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               -------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Michael Larson
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number: 28-05147
                      --------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:


Name:    Michael Larson
         -------------------------------
Title:   Reporting Manager
         -------------------------------
Phone:   Phone: (425) 803-0720
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Michael Larson                  Kirkland, Washington    August 13, 2001
-------------------------------    ---------------------    ---------------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number         Name

        28
        ----------------------       -------------------------------

        [Repeat as necessary.]

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934,
CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   1
                                                           --------------------

Form 13F Information Table Entry Value:                              *
                                                           --------------------

Form 13F Information Table Value Total:                             $*
                                                           --------------------
                                                                (thousands)

*PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934,
CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number      Name
      1           28-05149                  Cascade Investment, L.L.C.
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]


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                         FORM 13F INFORMATION TABLE*



           COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
----------------------------- --------------  --------- ----------  --------------   --------- ---------  -------------------------
                                                         VALUE       SHRS/     SH/   INVSTMNT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT    PRN   DSCRETN   MANAGERS    SOLE      SHARED    NONE
----------------------------- --------------  --------- ----------  ---------- ---   --------  --------- ---------  -------- ------
ALASKA AIR GROUP               COMMON STOCK   011659109  40,734.55   1,409,500 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------
AVISTA CORP                    COMMON STOCK   05379B107  57,692.25   2,887,500 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS, INC.             COMMON STOCK   09688T106  30,162.68   2,047,704 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATIONAL RAILWAY CO.  COMMON STOCK   136375102 405,680.40  10,016,800 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                      COMMON STOCK   449295104 321,639.62   5,025,619 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO.                    COMMON STOCK   589331107  31,955.00     500,000 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------
NEWPORT NEWS SHIPBUILDING      COMMON STOCK   652228107 156,977.63   2,562,900 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------
OTTER TAIL POWER COMPANY       COMMON STOCK   689648103  38,836.13   1,399,500 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------
PAIN THERAPEUTICS              COMMON STOCK   69562K100  15,300.00   2,000,000 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------
PAN AMERICAN SILVER CORP       COMMON STOCK   697900108  18,378.00   5,105,000 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------
PUBLIC SERVICE COMPANY OF
  NEW MEXICO                   COMMON STOCK   744499104  75,281.90   2,344,500 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC              COMMON STOCK   760759100 302,067.38  15,217,500 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------
SCHNITZER STL INDS INC         COMMON STOCK   806882106   8,581.35     602,200 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------
SEATTLE GENETICS               COMMON STOCK   812578102  21,478.64   3,521,088 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN CENTRAL
  TRANSPORTATION CORP.         COMMON STOCK   976592105  66,076.81   3,949,600 SH      YES       N/A       YES
-----------------------------------------------------------------------------------------------------------------------------------


*PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934,
CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.



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